LONG-TERM DEBT (Schedule of Maturity Operating Leases Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
2026	$ 3,330
2027	5,016
2028	5,007
2029	3,293
Total	16,646
Less - imputed interest	(624)
Total	$ 16,022	$ 7,874